Net Revenues - Movement in Discounts and Other Reductions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Chargebacks
Balance at beginning of year	€ 159,846	€ 190,869	€ 90,488
Current estimate related to sales made in current and previous periods	(1,402,218)	(1,101,896)	(1,247,153)
(Actual returns or credits in current period related to sales made in current period)	1,196,670	1,080,304	1,033,053
(Actual returns or credits in current period related to sales made in prior periods)	109,726	65,681	97,504
Translation differences	8,845	13,066	(16,215)
Balance at end of year	264,513	159,846	190,869
Movement in Cash discounts
Balance at beginning of year	5,701	6,795	5,897
Current estimate related to sales made in current and previous periods	(76,547)	(60,019)	(68,912)
(Actual returns or credits in current period related to sales made in current period)	69,960	54,554	61,387
(Actual returns or credits in current period related to sales made in prior periods)	6,442	6,964	6,030
Translation differences	338	405	(597)
Balance at end of year	6,184	5,701	6,795
Movement in Volume rebates
Balance at beginning of year	21,246	29,670	28,705
Current estimate related to sales made in current and previous periods	(66,280)	(49,043)	(57,858)
(Actual returns or credits in current period related to sales made in current period)	43,494	29,617	27,798
(Actual returns or credits in current period related to sales made in prior periods)	21,501	29,304	26,481
Translation differences	1,034	1,454	(2,614)
Balance at end of year	23,565	21,246	29,670
Movement in Medicare / Medicaid
Balance at beginning of year	25,614	28,451	18,911
Current estimate related to sales made in current and previous periods	(64,438)	(53,440)	(61,089)
(Actual returns or credits in current period related to sales made in current period)	43,332	42,890	34,564
(Actual returns or credits in current period related to sales made in prior periods)	21,271	15,422	14,526
Translation differences	1,587	2,035	(2,459)
Balance at end of year	27,036	25,614	28,451
Movement in Other discounts
Balance at beginning of year	10,585	11,763	15,071
Current estimate related to sales made in current and previous periods	(47,013)	(36,761)	(30,955)
(Actual returns or credits in current period related to sales made in current period)	28,818	27,036	30,509
(Actual returns or credits in current period related to sales made in prior periods)	2,935	11,057	3,615
Translation differences	138	154	(139)
Balance at end of year	25,983	10,585	11,763
Total movement in discounts and other reductions
Balance at beginning of year	222,992	267,548	159,072
Current estimate related to sales made in current and previous periods	(1,656,496)	(1,301,159)	(1,465,967)
(Actual returns or credits in current period related to sales made in current period)	1,382,274	1,234,401	1,187,311
(Actual returns or credits in current period related to sales made in prior periods)	161,875	128,428	148,156
Translation differences	11,942	17,114	(22,024)
Balance at end of year	€ 347,281	€ 222,992	€ 267,548